CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES	12 Months Ended
Dec. 31, 2025
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

NOTE 8 – CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

	2025	2024

Contract assets	—	58,550

Contract assets represent earned but not invoiced delivery services revenue. All contract assets are short-term and their maturities are less than 1 month (2024: less than 1 month).

	2025	2024

Contract liabilities and merchant advances	2,785,921	2,496,045

These amounts relate to undelivered orders and include contract liabilities, which will be recognized as revenues, as well as advances received from customers for marketplace transactions amounting to TRY1,475,784 thousand (2024: TRY1,753,532 thousand), where the Group acts as an agent, which are credited as a payable to the merchant (Note 6) when delivery is complete. Average delivery date varies between 1–4 days.